Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventory	The following table illustrates inventory as of December 31, 2025, and December 31, 2024:
	December 31, 2025	December 31, 2024
Raw material	1,021,947	751,574
Work in progress	-	148,969
Inventory	$1,021,947	$900,543

Schedule of Disaggregation of Revenue

The Company disaggregates revenue based on the nature of the goods or services, geographical region, and timing of revenue recognition, as presented below:

For the year ended December 31, 2025

Revenue Category	Timing of Recognition	Revenue
Store Sales	Point in Time	$750,000
Product Sales	Point in Time	114,450
SaaS Revenue	Over Time	-
Maintenance Revenue	Over Time	-
Total		$864,450